May 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the “Fund” or the “Registrant”) Registration Statement on Form N-2 (333-229446; 811-21973)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The total registration fee for purposes of this filing is $45,590.16, of which $45,589.22 has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Shelf Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on February 27, 2019, and to make certain other non-material changes as marked therein. We request that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Shelf Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: Consider updating “Foreign Security Risk” under “Special Risk Considerations” in the Fund’s Prospectus due to Brexit.

Response: The Registrant confirms that Brexit risk disclosure is included in the Prospectus under “European Economic and Market Events Risk”.

  Comment: Confirm that for a period of at least one year, the Fund does not intend to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities as stated in “Financial Leverage Risk” under “Special Risk Considerations” and “Additional Risk Consideration” in the Fund’s Prospectus.

Response: The Registrant confirms that, based on current market conditions, it does not intend to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities for a period of at least one year, but if market conditions warrant and/or after such period, the Fund may utilize leverage as it is currently authorized to do so.

  Comment: Under the “Summary of Fund Expenses” in the Fund’s Prospectus, add the Dividend Reinvestment Plan Fee to the table.

Response: The Registrant confirms that the Dividend Reinvestment Plan Fee has been added to the table.

4.	Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Registrant acknowledges this comment.

  Comment: In the Prospectus under the Fund’s description of “Portfolio Contents”, it is stated that the Fund invests (i) at least 30% of its total assets in securities of non-U.S. issuers, including issuers located in emerging market countries and (ii) in issuers located in at least five different countries (including the United States). The Staff notes that “Global” is included in the Fund’s name and that the Staff views this as a 40% requirement, under normal circumstances. Please reconcile the disclosure with Rule 35d-1 of the 1940 Act or explain supplementally how this disclosure is consistent with the Staff’s guidance.1

Response: The Registrant has revised the Fund’s description of “Portfolio Contents” to reflect the following policy that the Fund invests (i) at least 40% of its total assets in securities of non-U.S. issuers, including issuers located in emerging market countries, unless market conditions are not deemed favorable, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. issuers, and (ii) in issuers located in at least five different countries (including the United States).

  Comment: In the Prospectus under “Investment Strategies”, add disclosure clarifying what the Sub-Adviser does for the strategy.

Response: The Registrant confirms that the requested disclosure has been added to the Fund’s “Investment Strategies”.

  Comment: In the Prospectus under “Additional Investment Practices”, consider moving “Foreign Currency Transactions” up under the “Special Risk Considerations” section.

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1 In response to questions from the Investment Company Institute (“ICI”) concerning the application of Rule 35d-1 to funds with global in their names, the ICI reported to its members in June 2012 that the staff of the Division of Investment Management believes that one way to satisfy the requirement that a global fund’s name connotes investments throughout the world is for the fund to state in its prospectus that it will invest in at least three different countries and invest at least 40% of its assets outside the United States (30% in unfavorable market conditions).

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Response: Registrant confirms that the Fund’s “Foreign Currency Transactions” disclosure has been moved up under the “Special Risk Considerations” section.

  Comment: The Statement of Additional Information states that the Fund may engage in credit default swaps. If the Fund writes (sells) credit default swaps, confirm that it will segregate the full notional amount payable under the agreement.

Response: The Registrant has removed credit default swaps from the Fund’s Statement of Additional Information.

Questions should be directed to the undersigned at (617) 672-8507.

Sincerely,

/s/ David D. Barr

David D. Barr, Esq.

Vice President

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